Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) Customer Vendor	Mar. 31, 2016 Customer Vendor	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Customer Vendor	Dec. 31, 2015 USD ($) Customer Vendor
Summary of significant accounting policies (Textual)
Term of company's operating cycle	The length of the Company's contracts varies, but is typically between six to twelve months.			The length of the Company's contracts varies, but is typically between six to twelve months.
Warranty offered on completed contracts by company	1 year			1 year
Inventory work-in-process			$ 9,445	$ 9,445	$ 158,181
Bankruptcy proceedings, description	Intangible assets represent the preliminary assets identified upon emergence from bankruptcy and consist of $2,766,000 of proprietary knowledge and technology which is being amortized over 20 years and $1,113,000 of customer contracts which is being amortized over 2.5 years.			Intangible assets represent the preliminary assets identified upon emergence from bankruptcy and consist of $2,766,000 of proprietary knowledge and technology which is being amortized over 20 years and $1,113,000 of customer contracts which is being amortized over 2.5 years.
Estimated useful lives	5 years
Percentage of advance factoring agreement accounts receivable				75.00%
Factoring agreement terminated				January 2015
Extended term of agreement				1 year
Debt issuance costs					$ 5,204
Intangible assets trademarks	$ 28,820
Equipment [Member]
Summary of significant accounting policies (Textual)
Estimated useful lives				5 years
Computer and software [Member] | Maximum [Member]
Summary of significant accounting policies (Textual)
Estimated useful lives				5 years
Computer and software [Member] | Minimum [Member]
Summary of significant accounting policies (Textual)
Estimated useful lives				3 years
Successor [Member]
Summary of significant accounting policies (Textual)
Accumulated amortization	$ 145,875		$ 291,750
Accounts Receivable [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage	57.00%			63.00%	74.00%
Number of customers | Customer	4			3	2
Revenue [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage	77.00%	83.00%		69.00%	70.00%
Number of customers | Customer	3	3		3	2
Cost of Revenue [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage	83.00%	97.00%		63.00%	76.00%
Number of vendors | Vendor	3	3		3	2